Income Tax - Summary of Net Deferred Tax Assets (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset
Net operating loss carryforward	$ 4,427,000	$ 7,248,000
Research and development tax credits	698,000	2,448,000
Capitalized research and development costs	16,030,000	44,000
Deferred start-up costs	198,000	100,000
Stock-based compensation	341,000	0
Other	529,000	2,000
Total deferred tax asset	22,223,000	9,842,000
Deferred tax liabilities:
Unrealized gain on marketable securities	(474,000)	(92,000)
Other	(1,000)	(4,000)
Total deferred tax liabilities	(475,000)	(96,000)
Valuation allowance	(21,748,000)	(9,746,000)
Deferred tax assets, net of allowance	0	$ 0
Panacea Acquisition Corp
Deferred tax asset
Net operating loss carryforward	26,444
Organizational costs/startup expenses	828,299
Total deferred tax asset	854,743
Deferred tax liabilities:
Valuation allowance	(854,743)
Deferred tax assets, net of allowance	$ 0